UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4723

Dreyfus Treasury & Agency Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury & Agency Cash Management
April 30, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--31.6%	of Purchase (%)	Amount ($)	Value ($)
5/6/10	0.25	350,000,000	349,987,917
5/27/10	0.11	1,000,000,000	999,924,167
6/10/10	0.16	650,000,000	649,885,000
6/17/10	0.25	750,000,000	749,750,966
6/24/10	0.19	430,000,000	429,880,675
9/9/10	0.20	250,000,000	249,818,056
10/7/10	0.26	430,000,000	429,515,712
10/14/10	0.24	500,000,000	499,458,194
Total U.S. Treasury Bills
(cost $4,358,220,687)			4,358,220,687

U.S. Treasury Notes--21.0%
5/17/10	0.54	75,000,000	75,129,344
6/1/10	0.21	400,000,000	400,814,696
6/30/10	0.17	200,000,000	200,896,412
8/2/10	0.21	205,000,000	206,325,588
8/16/10	0.27	240,000,000	242,724,190
8/31/10	0.31	350,000,000	352,392,082
9/15/10	0.26	225,000,000	228,013,567
9/30/10	0.26	750,000,000	755,398,279
11/1/10	0.34	100,000,000	100,587,195
11/30/10	0.31	130,000,000	130,700,854
12/15/10	0.33	200,000,000	205,035,772
Total U.S. Treasury Notes
(cost $2,898,017,979)			2,898,017,979

Repurchase Agreements--47.3%
Banc of America Securities LLC
dated 4/30/10, due 5/3/10 in the amount of
$280,004,433 (fully collateralized by $435,026,920

Government National Mortgage Association, 0%-8%, due
1/15/21-2/20/40, value $285,600,001)	0.19	280,000,000	280,000,000
Barclays Capital
dated 4/30/10, due 5/3/10 in the amount of
$873,013,823 (fully collateralized by $776,660,124
Government National Mortgage Association,
2.63%-6.50%, due 3/15/18-8/20/59,
value $510,000,001 and $380,214,900 U.S. Treasury
Notes, 1%-3.13%, due 4/30/12-4/30/17, value
$380,460,084)	0.19	873,000,000	873,000,000
Credit Agricole Securities (USA) Inc.
dated 4/30/10, due 5/3/10 in the amount of
$400,006,000 (fully collateralized by $12,000,000
Treasury Inflation Protected Securities, 0.63%, due
4/15/13, value $12,628,246, $22,338,500 U.S. Treasury
Bills, due 5/6/10-10/21/10, value $22,331,276,
$21,890,000 U.S. Treasury Bonds, 4.38%-8.75%, due
8/15/20-11/15/39, value $29,224,051 and $327,466,400
U.S. Treasury Notes, 0%-4.88%, due 9/30/10-2/15/20,
value $343,816,458)	0.18	400,000,000	400,000,000
Credit Suisse Securities LLC
dated 4/30/10, due 5/3/10 in the amount of
$450,007,125 (fully collateralized by $66,490,000
U.S. Treasury Bills, due 10/28/10, value $66,411,546
and $1,274,230,000 U.S. Treasury Strips, due
5/15/30-2/15/36, value $392,592,073)	0.19	450,000,000	450,000,000
Deutsche Bank Securities Inc.
dated 4/30/10, due 5/3/10 in the amount of
$800,012,000 (fully collateralized by $1,848,181,850
Government National Mortgage Association, 3.50%-7%,
due 10/15/18-6/15/52, value $612,000,001 and
$203,176,100 U.S. Treasury Notes, 1.38%-3.38%, due
3/15/12-11/15/19, value $204,000,071)	0.18	800,000,000	800,000,000
Goldman, Sachs & Co.
dated 4/30/10, due 5/3/10 in the amount of
$950,014,250 (fully collateralized by $3,594,863,674
Government National Mortgage Association, 0%-11.50%,

due 6/15/16-4/20/40, value $969,000,000)	0.18	950,000,000	950,000,000
HSBC USA Inc.
dated 4/30/10, due 5/3/10 in the amount of
$500,007,500 (fully collateralized by $158,959,000
U.S. Treasury Bonds, 4.38%, due 2/15/38, value
$155,562,587 and $343,496,000 U.S. Treasury Notes,
1.38%-4.75%, due 1/31/12-11/30/13, value $354,441,769)	0.18	500,000,000	500,000,000
JP Morgan Chase & Co.
dated 4/30/10, due 5/3/10 in the amount of
$325,004,875 (fully collateralized by $316,715,000
U.S. Treasury Notes, 4%, due 8/15/18, value
$331,504,571)	0.18	325,000,000	325,000,000
JP Morgan Chase & Co.
dated 4/30/10, due 5/3/10 in the amount of
$500,007,917 (fully collateralized by $667,223,607
Government National Mortgage Association, 4%-12.50%,
due 1/15/11-7/15/51, value $510,000,498)	0.19	500,000,000	500,000,000
RBC Capital Markets
dated 4/30/10, due 5/3/10 in the amount of
$300,004,750 (fully collateralized by $107,477,800
Treasury Inflation Protected Securities, 3.63%-3.88%,
due 4/15/28-4/15/29, value $183,968,254 and
$121,576,300 U.S. Treasury Notes, 1%-2.50%, due
4/30/12-4/30/15, value $122,031,838)	0.19	300,000,000	300,000,000
RBS Securities, Inc.
dated 4/30/10, due 5/3/10 in the amount of
$420,006,650 (fully collateralized by $424,623,000
U.S. Treasury Notes, 1.13%-2.38%, due
6/30/11-9/30/14, value $428,400,642)	0.19	420,000,000	420,000,000
Societe Generale
dated 4/30/10, due 5/3/10 in the amount of
$350,005,542 (fully collateralized by $355,172,200
U.S. Treasury Notes, 0.88%-1%, due 3/31/11-9/30/11,
value $357,000,035)	0.19	350,000,000	350,000,000
Societe Generale
dated 4/30/10, due 5/3/10 in the amount of
$175,002,917 (fully collateralized by $1,193,485,667

Government National Mortgage Association, 4.50%-7%,
due 1/20/29-11/15/39, value $178,500,001)	0.20	175,000,000	175,000,000
TD Securities (USA) LLC
dated 4/30/10, due 5/3/10 in the amount of
$200,003,167 (fully collateralized by $203,853,200
U.S. Treasury Notes, 1%-1.38%, due 3/15/12-4/30/12,
value $204,000,044)	0.19	200,000,000	200,000,000
Total Repurchase Agreements
(cost $6,523,000,000)			6,523,000,000
Total Investments (cost $13,779,238,666)		99.9%	13,779,238,666
Cash and Receivables (Net)		.1%	17,958,392
Net Assets		100.0%	13,797,197,058

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	13,779,238,666
Level 3 - Significant Unobservable Inputs	-
Total	13,779,238,666

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Repurchase Agreements:

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury & Agency Cash Management

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)